RESERVES, Terms and Conditions of Incentive Options (Details) - Incentive Options [Member]	12 Months Ended
	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares
Terms and conditions of incentive options [Abstract]
Right to holder to subscribe shares upon exercise (in shares) | shares	1
Exercise price (in dollars per share) | $ / shares	$ 0.22	$ 0.175	$ 0.104
Exercisable at A$0.05 Expiring on December 31, 2019 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	14,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.05
Exercisable at A$0.08 Expiring on December 31, 2019 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.08
Exercisable at A$0.10 Expiring on December 31, 2019 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	16,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.10
Exercisable at A$0.15 Expiring on December 31, 2019 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	16,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.15
Exercisable at A$0.15 Expiring on June 30, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,300,000
Exercise price (in dollars per share) | $ / shares	$ 0.15
Exercisable at A$0.20 Expiring on June 30, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,300,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Exercisable at A$0.25 Expiring on June 30, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	4,175,000
Exercise price (in dollars per share) | $ / shares	$ 0.25
Exercisable at A$0.10 Expiring July 10, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.10
Exercisable at A$0.12 Expiring January 10, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.12
Exercisable at A$0.16 Expiring July 10, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.16
Exercisable at A$0.24 Expiring July 10, 2022 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.24
Exercisable at A$0.35 Expiring December 31, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	2,875,000
Exercise price (in dollars per share) | $ / shares	$ 0.35
Exercisable at A$0.15 Expiring June 30, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.15
Exercisable at A$0.20 Expiring June 30, 2022 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.20